Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification"). Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Investment Company Status: The Partnership adopted Accounting Standard Update ("ASU") 2013-08, "Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements" and based on the General Partner's assessment, the Partnership has been deemed to be an investment company since inception. Accordingly, the Partnership follows the investment company accounting and reporting guidance of Topic 946 and reflects its investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the Statements of Operations and Changes in Partners' Capital.

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income, expense and net realized and unrealized losses from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2012 to 2015, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash — Cash is held in a non-interest-bearing account at First Republic Bank.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurement topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification"). Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Investment Company Status: The Partnership adopted Accounting Standard Update ("ASU") 2013-08, "Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements" and based on the General Partner's assessment, the Partnership has been deemed to be an investment company since inception. Accordingly, the Partnership follows the investment company accounting and reporting guidance of Topic 946 and reflects its investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the Statements of Operations and Changes in Partners' Capital.

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash includes cash held at First Republic Bank.

Foreign Currency Cash — Includes foreign currency cash held at the Partnership's trading counterparties. Foreign cash deficits, if applicable, are presented in the liabilities section of the Statements of Financial Condition.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014

US Feeder	$2,406,417	$2,344,823
Cayman Feeder	184,492	177,682
SPC Cayman Feeder (1)	-	367,859
Other (2)	55,880	57,338
Total	$2,646,789	$2,947,702

(1) For the period from January 1, 2014 through September 30, 2014.

(2) Direct investors in the Partnership

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, the Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. The Cayman SPC was not charged selling commissions or platform fees. Selling commissions and platform fees for the years ended December 31, 2015 and 2014 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2015	2014	2015	2014	2015	2014

U.S. Feeder	$2,175,892	$2,103,773	$20,335	$20,749	$2,196,227	$2,124,522
Cayman Feeder	14,478	15,946	-	-	14,478	15,946

Total	$2,190,370	$2,119,719	$20,335	$20,749	$2,210,705	$2,140,468

Administrative and Operating Expenses — The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the "Administration Fee") calculated at 0.05% of month-end partners' capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level, Cayman Feeder level and Cayman SPC Feeder Level, and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder and Cayman SPC Feeder bear any excess over such amounts. The Partnership, the U.S. Feeder, the Cayman Feeder and the Cayman SPC Feeder will pay any extraordinary expenses. The Investment Adviser of the Cayman Feeder directly paid operating expenses in excess of 1/4 of 1% of average stockholders' equity for the years ended December 31, 2015 and 2014. The Investment Adviser of the Cayman SPC did not pay expenses in excess of 1/4 of 1% of average shareholders' equity for the period ended September 30, 2014.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the years ended December 31, 2015, and 2014, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2015, operating expenses and the administration fee were as follows:

Fund	Operating	Administration
	Expenses	Fee	Total

Partnership	$326,956	$84,298	$411,254
U.S. Feeder	405,142	-	405,142
Cayman Feeder	57,759	-	57,759
Total	$789,857	$84,298	$874,155

Borne by General Partner or Investment Adviser *	$(151,294)	$-	$(151,294)

For the year ended December 31, 2014, operating expenses and the administration fee were as follows:

Fund	Operating	Administration
	Expenses	Fee	Total

Partnership	$333,749	$90,704	$424,453
U.S. Feeder	388,707	-	388,707
Cayman Feeder	58,314	-	58,314
Cayman SPC Feeder (1)	90,856	-	90,856
Total	$871,626	$90,704	$962,330

Borne by General Partner or Investment Adviser *	$(123,162)	$-	$(123,162)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

(1) For the period from January 1, 2014, through September 30, 2014.

The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, reimbursed the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeded 1/12 of 0.05% of the U.S. Feeder's month-end net asset value (a 0.05% annual rate), such excess was not to be reimbursed by the Partnership, but was to be absorbed by the General Partner. For the period August 1, 2009 through December 31, 2014, pursuant to this calculation, $30,987 were borne by the General Partner and were not reimbursed by the Partnership. For the year ended December 31, 2014, costs incurred were $22,396 and were included in "Administrative Fee and operating expenses" in the Partnership's Statements of Operations. The final accrual period was July 31, 2014.

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership's income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2012 to 2015, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2015 and 2014, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership's investments by hierarchical level as of December 31, 2015 and 2014 in valuing the Partnership's investments at fair value. At December 31, 2015 and 2014, the Partnership held no assets or liabilities classified in Level 3

Financial assets at fair value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$148,893,654	$-	$148,893,654

Exchange-traded futures contracts
Energies	1,240,713	-	1,240,713
Grains	478,333	-	478,333
Interest rates	(247,444)	-	(247,444)
Livestock	(104,550)	-	(104,550)
Metals	482,156	-	482,156
Softs	(47,993)	-	(47,993)
Stock indices	554,727	-	554,727

Total exchange-traded futures contracts	2,355,942	-	2,355,942

Over-the-counter forward currency contracts	-	1,365,497	1,365,497

Total futures and forward currency contracts (2)	2,355,942	1,365,497	3,721,439

Total financial assets and liabilities at fair value	$151,249,596	$1,365,497	$152,615,093

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$30,521,416
Investments in U.S. Treasury notes			118,372,238
Total investments in U.S. Treasury notes			$148,893,654

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,044,127
Net unrealized depreciation on open futures and forward currency contracts			(322,688)
Total net unrealized appreciation on open futures and forward currency contracts			$3,721,439

Financial assets at fair value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$138,952,729	$-	$138,952,729

Exchange-traded futures contracts
Energies	500,398	-	500,398
Grains	(160,700)	-	(160,700)
Interest rates	645,231	-	645,231
Livestock	153,030	-	153,030
Metals	(333,025)	-	(333,025)
Softs	493,133	-	493,133
Stock indices	757,362	-	757,362

Total exchange-traded futures contracts	2,055,429	-	2,055,429

Over-the-counter forward currency contracts	-	(419,473)	(419,473)

Total futures and forward currency contracts (2)	2,055,429	(419,473)	1,635,956

Total financial assets and liabilities at fair value	$141,008,158	$(419,473)	$140,588,685

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$19,093,847
Investments in U.S. Treasury notes			119,858,882
Total investments in U.S. Treasury notes			$138,952,729

(2)
Net unrealized appreciation on open futures and forward currency contracts			$2,196,537
Net unrealized depreciation on open futures and forward currency contracts			(560,581)
Total net unrealized appreciation on open futures and forward currency contracts			$1,635,956

.